Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

	June 30, 2023		December 31, 2022
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$261,416	$261,416	$157,814	$157,814
Restricted cash	$8,636	$8,636	$17,284	$17,284
Amounts due from related parties, long-term	$39,519	$39,519	$41,403	$41,403
Amounts due from related parties, short-term	$2,647	$2,647	$—	$—
Amounts due to related parties, short-term	$—	$—	$(104,751)	$(104,751)
Credit facilities and financial liabilities, including current portion, net	$(1,443,398)	$(1,459,783)	$(1,556,440)	$(1,569,972)

Fair Value Measurements - Fair value measurements on a Nonrecurring basis

	Fair Value Measurements as at June 30, 2023
	Total	Level I	Level II	Level III
Cash and cash equivalents	$261,416	$261,416	$—	$—
Restricted cash	$8,636	$8,636	$—	$—
Amounts due from related parties, long-term	$39,519	$—	$39,519	$—
Amounts due from related parties, short-term	$2,647	$—	$2,647	$—
Credit facilities and financial liabilities, net (1)	$(1,459,783)	$—	$(1,459,783)	$—

	Fair Value Measurements as at December 31, 2022
	Total	Level I	Level II	Level III
Cash and cash equivalents	$157,814	$157,814	$—	$—
Restricted cash	$17,284	$17,284	$—	$—
Amounts due from related parties, long-term	$41,403	$—	$41,403	$—
Amounts due to related parties, short-term	$(104,751)	$—	$(104,751)	$—
Credit facilities and financial liabilities, net (1)	$(1,569,972)	$—	$(1,569,972)	$—

(1)	The fair value of the Company’s credit facilities and financial liabilities is estimated based on currently available credit facilities and financial liabilities with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

Fair Value Measurements - Fair value of assets measured at fair value on a non-recurring basis
	Fair Value Measurements as at December 31, 2022
	Total	Level I	Level II	Level III
Vessels, net	$57,402	$—	$57,402	$—